Earnings per share - Additional Information (Detail) - shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Earnings per share [abstract]
Weighted average number of ordinary shares outstanding		71,089,000	70,349,000	[1]	69,579,000	[1]
Weighted average number of ordinary shares (diluted)	[1]	71,521,000	71,213,000		70,474,000

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.